Note 17 - Quarterly Results of Operations (Unaudited) (Detail) - Quarterly Results of Operations (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total interest expense		$ 19,726,613	$ 23,578,392	$ 30,233,598
Net interest income		57,649,260	54,144,856	49,863,768
Provision for loan/lease losses		4,370,767	6,616,014	7,463,618
Noninterest income		16,621,295	17,461,878	15,405,888
Noninterest expense		52,258,947	50,992,652	48,549,063
Income before taxes		17,640,841	13,998,068	9,256,975
Federal and state income tax expense		4,534,601	3,868,199	2,449,249
Net income	10,129,869	13,106,240	10,129,869	6,807,726
Less net income (loss) attributable to noncontrolling interests	438,221	488,473	438,221	221,047
Net income attributable to QCR Holdings, Inc.	9,691,648	12,617,767	9,691,648	6,586,679
Earnings per common share:
Basic (in Dollars per share)	$ 0.93	$ 1.88	$ 0.93	$ 0.54
Diluted (in Dollars per share)	$ 0.92	$ 1.85	$ 0.92	$ 0.53
First Quarter [Member]
Total interest income		19,373,804	18,651,232
Total interest expense		5,170,351	6,442,430
Net interest income		14,203,453	12,208,802
Provision for loan/lease losses		780,446	1,067,664
Noninterest income		3,956,878	5,057,124
Noninterest expense		12,738,080	13,012,271
Income before taxes		4,641,805	3,185,991
Federal and state income tax expense		1,238,956	954,507
Net income		3,402,849	2,231,484
Less net income (loss) attributable to noncontrolling interests		166,031	106,524
Net income attributable to QCR Holdings, Inc.		3,236,818	2,124,960
Earnings per common share:
Basic (in Dollars per share)		$ 0.48	$ 0.23
Diluted (in Dollars per share)		$ 0.48	$ 0.23
Second Quarter [Member]
Total interest income		19,534,528	19,862,076
Total interest expense		5,019,035	5,911,021
Net interest income		14,515,493	13,951,055
Provision for loan/lease losses		1,048,469	1,672,221
Noninterest income		4,067,509	4,173,381
Noninterest expense		13,109,083	12,555,547
Income before taxes		4,425,450	3,896,668
Federal and state income tax expense		1,152,071	1,123,454
Net income		3,273,379	2,773,214
Less net income (loss) attributable to noncontrolling interests		201,223	98,245
Net income attributable to QCR Holdings, Inc.		3,072,156	2,674,969
Earnings per common share:
Basic (in Dollars per share)		$ 0.44	$ 0.35
Diluted (in Dollars per share)		$ 0.44	$ 0.34
Third Quarter [Member]
Total interest income		19,487,525	19,569,430
Total interest expense		4,858,007	5,740,726
Net interest income		14,629,518	13,828,704
Provision for loan/lease losses		1,496,194	2,456,965
Noninterest income		4,117,182	4,335,307
Noninterest expense		13,031,517	12,773,149
Income before taxes		4,218,989	2,933,897
Federal and state income tax expense		1,034,479	667,296
Net income		3,184,510	2,266,601
Less net income (loss) attributable to noncontrolling interests		127,177	103,446
Net income attributable to QCR Holdings, Inc.		3,057,333	2,163,155
Earnings per common share:
Basic (in Dollars per share)		$ 0.45	$ (0.01)
Diluted (in Dollars per share)		$ 0.44	$ (0.01)
Fourth Quarter [Member]
Total interest income		18,980,016	19,640,510
Total interest expense		4,679,220	5,484,215
Net interest income		14,300,796	14,156,295
Provision for loan/lease losses		1,045,658	1,419,164
Noninterest income		4,479,726	3,896,066
Noninterest expense		13,380,267	12,651,685
Income before taxes		4,354,597	3,981,512
Federal and state income tax expense		1,109,095	1,122,942
Net income		3,245,502	2,858,570
Less net income (loss) attributable to noncontrolling interests		(5,958)	130,006
Net income attributable to QCR Holdings, Inc.		$ 3,251,460	$ 2,728,564
Earnings per common share:
Basic (in Dollars per share)		$ 0.50	$ 0.36
Diluted (in Dollars per share)		$ 0.49	$ 0.35